Subsequent Events (Details) - Forecast [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	May 30, 2023 CNY (¥)	May 30, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Issued ordinary shares (in Shares) | shares			2,416,667
Net proceeds per share (in Dollars per share) | $ / shares			$ 6
Net proceeds | $			$ 13,002
AHYS [Member]
Subsequent Events (Details) [Line Items]
Transfer fee and arbitration fee	¥ 1,281	$ 186
ZJ Youguan [Member]
Subsequent Events (Details) [Line Items]
Transportation construction amount						¥ 6,500	$ 1,020
Youpin SD [Member]
Subsequent Events (Details) [Line Items]
Liquidated damages				¥ 2,746	$ 398